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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02514

ING Variable Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Growth and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.4%
		Aerospace/Defense: 1.5%
533,000	@, L	BE Aerospace, Inc.	$22,135,490
204,000	L	Boeing Co.	21,417,960
			43,553,450
		Agriculture: 2.2%
938,100		Altria Group, Inc.	65,226,093
			65,226,093
		Apparel: 0.9%
820,800	L	Liz Claiborne, Inc.	28,178,064
			28,178,064
		Auto Manufacturers: 0.2%
126,000	L	General Motors Corp.	4,624,200
			4,624,200
		Auto Parts & Equipment: 0.3%
162,800	@, L	Goodyear Tire & Rubber Co.	4,950,748
35,200		Johnson Controls, Inc.	4,157,472
			9,108,220
		Banks: 5.1%
848,520		Bank of America Corp.	42,655,100
218,465		Bank of New York Mellon Corp.	9,643,045
274,850	L	Cullen/Frost Bankers, Inc.	13,775,482
736,550	L	People’s United Financial, Inc.	12,727,584
250,400		PNC Financial Services Group, Inc.	17,052,240
549,800		US Bancorp.	17,884,994
224,100	L	Wachovia Corp.	11,238,615
743,600		Wells Fargo & Co.	26,487,032
			151,464,092
		Beverages: 0.9%
79,200		Anheuser-Busch Cos., Inc.	3,959,208
595,250	@@	Fomento Economico Mexicano SA de CV ADR	22,262,350
			26,221,558
		Chemicals: 0.9%
273,700		Air Products & Chemicals, Inc.	26,756,912
			26,756,912
		Commercial Services: 0.1%
67,469	@, L	Quanta Services, Inc.	1,784,555
			1,784,555
		Computers: 3.3%
173,100	@	Apple, Inc.	26,577,774
1,178,900	@	Dell, Inc.	32,537,640
282,900		Hewlett-Packard Co.	14,085,591
901,100	@@, L	Seagate Technology, Inc.	23,050,138
			96,251,143
		Cosmetics/Personal Care: 2.1%
890,296		Procter & Gamble Co.	62,623,421
			62,623,421
		Diversified Financial Services: 6.5%
1,758,800	@@	Amvescap PLC	23,759,551
206,900		Bear Stearns Cos., Inc.	25,409,389
1,218,300		Citigroup, Inc.	56,858,061
150,025	@@	Deutsche Boerse AG	20,353,563
74,800		Freddie Mac	4,413,948
19,400		Goldman Sachs Group, Inc.	4,204,756
392,700		JPMorgan Chase & Co.	17,993,514
345,800	@@, L	Lazard Ltd.	14,661,920
220,500	L	Merrill Lynch & Co., Inc.	15,717,240
505,700	@, L	TD Ameritrade Holding Corp.	9,213,854
			192,585,796
		Electric: 3.6%
516,850	L	Exelon Corp.	38,949,816
409,758	@	Mirant Corp.	16,668,955
884,550	@, L	NRG Energy, Inc.	37,407,620
349,900		NSTAR	12,180,019
			105,206,410
		Engineering & Construction: 1.1%
250,386	@, L	Foster Wheeler Ltd.	32,870,674
			32,870,674
		Entertainment: 0.1%
44,361	@, L	Penn National Gaming, Inc.	2,618,186
			2,618,186
		Environmental Control: 1.7%
1,311,100		Waste Management, Inc.	49,480,914
			49,480,914
		Food: 1.5%
1,276,175		Kraft Foods, Inc.	44,040,799
			44,040,799

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products: 4.3%
1,040,500		Johnson & Johnson	$68,360,850
1,052,100	@	St. Jude Medical, Inc.	46,366,047
159,500	@	Zimmer Holdings, Inc.	12,917,905
			127,644,802
		Healthcare - Services: 1.2%
467,747	@, W, L	Covance, Inc.	36,437,491
			36,437,491
		Insurance: 5.2%
603,200		American International Group, Inc.	40,806,480
384,808	L	Assurant, Inc.	20,587,228
367,750	L	MBIA, Inc.	22,451,138
384,000		Principal Financial Group, Inc.	24,226,560
520,950		Protective Life Corp.	22,109,118
791,300		WR Berkley Corp.	23,446,219
			153,626,743
		Internet: 2.3%
118,500	@	Google, Inc. - Class A	67,221,495
			67,221,495
		Investment Companies: 1.0%
1,494,100	@@	KKR Private Equity Investors LP	29,134,950
			29,134,950
		Iron/Steel: 1.0%
278,500	L	Allegheny Technologies, Inc.	30,621,075
			30,621,075
		Media: 2.7%
726,750	@, L	Comcast Corp. – Class A	17,572,815
1,972,550		News Corp. - Class A	43,376,375
110,000	@	Time Warner Cable, Inc.	3,608,000
409,100	L	Walt Disney Co.	14,068,949
			78,626,139
		Metal Fabricate/Hardware: 1.4%
285,000		Precision Castparts Corp.	42,174,300
			42,174,300
		Mining: 1.1%
716,400		Alcoa, Inc.	28,025,568
49,800		Freeport-McMoRan Copper & Gold, Inc.	5,223,522
			33,249,090
		Miscellaneous Manufacturing: 5.4%
703,050	L	Cooper Industries Ltd.	35,918,825
1,897,326		General Electric Co.	78,549,296
110,000		ITT Corp.	7,472,300
571,100		Roper Industries, Inc.	37,407,050
			159,347,471
		Oil & Gas: 9.7%
498,550		ConocoPhillips	43,757,734
1,815,200		ExxonMobil Corp.	168,014,912
79,450	L	GlobalSantaFe Corp.	6,039,789
131,000	@, L	Transocean, Inc.	14,809,550
125,950		Valero Energy Corp.	8,461,321
751,950		XTO Energy, Inc.	46,500,588
			287,583,894
		Oil & Gas Services: 2.7%
512,500	@, L	Hercules Offshore, Inc.	13,381,375
643,954	L	Schlumberger Ltd.	67,615,170
			80,996,545
		Pharmaceuticals: 5.3%
839,950		Abbott Laboratories	45,038,119
259,198	@	Gilead Sciences, Inc.	10,593,422
455,000	@, L	Hospira, Inc.	18,859,750
947,700		Merck & Co., Inc.	48,986,613
1,027,000	L	Omnicare, Inc.	34,024,510
			157,502,414
		Retail: 5.3%
850,000	@, L	Aeropostale, Inc.	16,201,000
1,409,300		CVS Caremark Corp.	55,850,559
615,850		Home Depot, Inc.	19,978,174
308,300	@	Kohl’s Corp.	17,674,839
279,250	L	McDonald’s Corp.	15,210,748
327,200		Target Corp.	20,800,104
252,200		Wal-Mart Stores, Inc.	11,008,530
			156,723,954
		Semiconductors: 4.9%
3,094,900		Intel Corp.	80,034,110
243,400	@, @@, L	Marvell Technology Group Ltd.	3,984,458
1,131,650	L	Maxim Integrated Products	33,213,928
2,850,680	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	28,848,882
			146,081,378
		Software: 4.3%
349,500	@, L	Activision, Inc.	7,545,705
393,350	@, L	Adobe Systems, Inc.	17,173,661
353,450	@@	Infosys Technologies Ltd. ADR	17,103,446
1,202,282		Microsoft Corp.	35,419,228
2,308,250	@, L	Oracle Corp.	49,973,613
			127,215,653

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Telecommunications: 7.1%
1,278,150	@, L	Arris Group, Inc.	$15,785,153
1,578,250		AT&T, Inc.	66,775,758
1,269,800	@, L	Cisco Systems, Inc.	42,043,078
1,037,450		Qualcomm, Inc.	43,842,637
2,257,900	@, L	Qwest Communications International, Inc.	20,682,364
458,800		Verizon Communications, Inc.	20,315,664
			209,444,654
		Toys/Games/Hobbies: 0.5%
26,200	@@	Nintendo Co., Ltd.	13,527,171
			13,527,171
		Total Common Stock
		(Cost $2,434,281,752)	2,879,753,706

Principal Amount			Value
CONVERTIBLE BONDS: 0.0%
Electric: 0.0%
$20,000,000	±, L	Mirant Corp. - Escrow (In Default), due 06/15/21	$—
Total Convertible Bonds
		(Cost $-)	—
CORPORATE BONDS/NOTES: 0.0%
Electric: 0.0%
10,000,000	±	Southern Energy Escrow, due 07/15/09	—
Total Corporate Bonds/Notes
		(Cost $-)	—
Total Long-Term Investments
		(Cost $2,434,281,752)	2,879,753,706

Shares			Value
SHORT-TERM INVESTMENTS: 14.3%
		Mutual Fund: 3.1%
91,000,000	**, S	ING Institutional Prime Money Market Fund	$91,000,000
		Total Mutual Fund
		(Cost $91,000,000)	91,000,000

Principal Amount			Value
	Repurchase Agreement: 0.1%
$3,057,000	Goldman Sachs Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $3,058,248 to be received upon repurchase (Collateralized by $3,163,000 various U.S. Government Agency Obligations, 4.500%-5.520%, Market Value plus accrued interest $3,119,015, due		$3,057,000
	Total Repurchase Agreement
	(Cost $3,057,000)		3,057,000
	Securities Lending Collateralcc: 11.1%
329,843,695	Bank of New York Mellon Corp. Institutional Cash Reserves		329,843,695
	Total Securities Lending Collateral
	(Cost $329,843,695)		329,843,695
	Total Short-Term Investments
	(Cost $423,900,695)		423,900,695
	Total Investments in Securities
	(Cost $2,858,182,447)	111.7%	$3,303,654,401
	Other Assets and Liabilities - Net	(11.7)	(347,060,375)
	Net Assets	100.0%	$2,956,594,026

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
**	Investment in affiliate
±	Defaulted security

*	Cost for federal income tax purposes is $2,875,836,489.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$469,153,483
	Gross Unrealized Depreciation	(41,335,571)
	Net Unrealized Appreciation	$427,817,912

ING VP Growth and Income Portfolio Open Futures Contracts on September 30, 2007

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value ($)	Expiration Date	Appreciation/(Depreciation)
Long Contracts
S&P 500	29	11,151,225	12/20/07	$321,918
				$321,918

ING VP Growth and Income Portfolio Written Options Open on September 30, 2007:

	Strike	Expiration	# of	Premium
Description/Name of Issuer	Price ($)	Date	Contracts	Received	Value
Call Option OTC - Schlumberger Ltd.	105.000	10/19/07	90,000	$234,000	$(338,400)
Call Option OTC - Precision Castparts Corp.	140.000	12/21/07	69,000	637,092	$(1,106,070)
				$871,092	$(1,444,470)

Item 2.	Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal  financial officer of the registrant as required by Rule 30a-2 under the Act (17  CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be  signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 29, 2007